Balance Sheet Details -Schedule of Inventories (Details) - USD ($) $ in Thousands		Aug. 25, 2017	Aug. 26, 2016
Inventory Disclosure [Abstract]
Raw materials		$ 42,255	$ 46,746
Work in process		22,965	10,932
Finished goods		61,915	45,388
Total inventories	[1]	$ 127,135	$ 103,066

[1]	As of August 25, 2017 and August 26, 2016, 34% and 45%, respectively, of total inventories represented inventory held under the Company's supply chain services.